Submission	Mar. 11, 2026
Submission [Line Items]
Central Index Key	0001856236
Registrant Name	European Wax Center, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A